Related Parties Balances and Transaction	6 Months Ended
Mar. 31, 2026
Related Parties Balances and Transaction [Abstract]
RELATED PARTIES BALANCES AND TRANSACTION

Note 10 RELATED PARTIES BALANCES AND TRANSACTION

Amounts due to related parties

The balances of amount due to related parties were as follows:

	As of March 31, 2026	As of September 30, 2025
Antalpha Digital Pte. Ltd(1)	$90,521	$—
Antalpha Technologies Pte. Ltd(2)	31,407	—
Zimuyin Jiang(3)	4,994	1,664
Total	$126,922	$1,664

(1)	The balances as of March 31, 2026 mainly represented the expense paid on behalf from Antalpha Digital Pte. Ltd for Group’s operation.

(2)	The balances as of March 31, 2026 mainly represented the expense paid on behalf from Antalpha Technologies Pte. Ltd for Group’s operation.

(3)	The balance as of March 31, 2026 mainly represented the expense paid on behalf from Zimuyin Jiang, former Chief Accounting Officer (“CAO”) of the Group for Group’s operation.

XAUt collateral receivable from related party

	As of March 31, 2026	As of September 30, 2025
Northstar Digital (HK) Limited(1)	$77,526,892	$—

(1)	The balances as of March 31, 2026 mainly represented the market value of XAUt held in a collateral account to secure the loan obtained from Northstar Digital (HK) Limited. Northstar Digital (HK) Limited is deemed a related party of the Group as Antalpha Platform Holding Company, the parent company of the Group, is subject to the significant influence of Northstar Digital (HK) Limited despite the absence of any direct equity interest.

Loan payables due to related party

	As of March 31, 2026	As of September 30, 2025
Northstar Digital (HK) Limited(1)	$41,200,878	$—

(1)	The balances as of March 31, 2026 mainly represented the loan principal and accrued interest due to Northstar Digital (HK) Limited.

Related party transactions

The details of the related party transactions were as follows:

Amounts due to related parties

	Antalpha Digital Pte. Ltd	Antalpha Technologies Pte. Ltd	Zimuyin Jiang	Total
	USD	USD	USD	USD
Balance as of 9/30/2025	—	—	1,664	1,664
Other expense paid on behalf for the Group	90,521	31,407	3,325	125,253
Repayment to related parties	—	—	—	—
Exchange diff.	—	—	5	5
Balance as of 3/31/2026	90,521	31,407	4,994	126,922